Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Central Index Key	0000063091
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Massachusetts Investors Trust | A
Prospectus:
Trading Symbol	MITTX
Massachusetts Investors Trust | R4
Prospectus:
Trading Symbol	MITDX
Massachusetts Investors Trust | 529A
Prospectus:
Trading Symbol	EAMTX
Massachusetts Investors Trust | 529B
Prospectus:
Trading Symbol	EBMTX
Massachusetts Investors Trust | 529C
Prospectus:
Trading Symbol	ECITX
Massachusetts Investors Trust | B
Prospectus:
Trading Symbol	MITBX
Massachusetts Investors Trust | C
Prospectus:
Trading Symbol	MITCX
Massachusetts Investors Trust | I
Prospectus:
Trading Symbol	MITIX
Massachusetts Investors Trust | R1
Prospectus:
Trading Symbol	MITGX
Massachusetts Investors Trust | R2
Prospectus:
Trading Symbol	MIRTX
Massachusetts Investors Trust | R3
Prospectus:
Trading Symbol	MITHX
Massachusetts Investors Trust | R5
Prospectus:
Trading Symbol	MITJX